Schedule of Investments(a)
September 30, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.45%
Aerospace & Defense–0.84%
Curtiss-Wright Corp.	16,266	$2,052,444
Airlines–0.55%
Spirit Airlines, Inc.(b)	51,689	1,340,813
Apparel Retail–1.30%
Ross Stores, Inc.	29,194	3,177,767
Apparel, Accessories & Luxury Goods–1.30%
Tapestry, Inc.	85,765	3,175,020
Application Software–8.40%
Aspen Technology, Inc.(b)	11,665	1,432,462
Citrix Systems, Inc.	23,090	2,479,173
Manhattan Associates, Inc.(b)	26,219	4,012,294
Paylocity Holding Corp.(b)	14,939	4,188,896
Pegasystems, Inc.	10,728	1,363,529
Q2 Holdings, Inc.(b)	18,956	1,519,134
Synopsys, Inc.(b)	18,523	5,545,971
		20,541,459
Asset Management & Custody Banks–1.29%
Northern Trust Corp.	29,151	3,142,769
Auto Parts & Equipment–1.00%
Visteon Corp.(b)	26,003	2,454,423
Automotive Retail–2.50%
CarMax, Inc.(b)	25,321	3,240,075
O’Reilly Automotive, Inc.(b)	4,691	2,866,483
		6,106,558
Biotechnology–0.95%
Seagen, Inc.(b)	13,614	2,311,657
Building Products–1.31%
Trane Technologies PLC	18,525	3,198,341
Cable & Satellite–0.97%
Altice USA, Inc., Class A(b)	114,741	2,377,434
Casinos & Gaming–0.97%
Caesars Entertainment, Inc.(b)	21,105	2,369,669
Construction Materials–1.58%
Vulcan Materials Co.	22,864	3,867,674
Data Processing & Outsourced Services–1.93%
Fiserv, Inc.(b)	43,527	4,722,679
Distillers & Vintners–1.50%
Constellation Brands, Inc., Class A	17,444	3,675,276
Diversified Chemicals–0.96%
Eastman Chemical Co.	23,210	2,338,175
Drug Retail–0.46%
Walgreens Boots Alliance, Inc.	23,678	1,114,050
Shares		Value
Electric Utilities–0.94%
American Electric Power Co., Inc.	28,168	$2,286,678
Electrical Components & Equipment–3.13%
Hubbell, Inc.	21,447	3,874,829
Rockwell Automation, Inc.	12,813	3,767,535
		7,642,364
Electronic Equipment & Instruments–2.07%
Keysight Technologies, Inc.(b)	30,877	5,072,782
Environmental & Facilities Services–1.22%
Republic Services, Inc.	24,904	2,989,974
Financial Exchanges & Data–1.45%
Intercontinental Exchange, Inc.	30,878	3,545,412
Food Distributors–1.44%
Sysco Corp.	44,771	3,514,523
Gas Utilities–1.42%
Atmos Energy Corp.	39,289	3,465,290
General Merchandise Stores–1.07%
Dollar General Corp.	12,277	2,604,443
Health Care Equipment–1.97%
Boston Scientific Corp.(b)	43,196	1,874,274
Teleflex, Inc.	7,805	2,938,973
		4,813,247
Health Care Facilities–0.97%
Tenet Healthcare Corp.(b)	35,758	2,375,762
Health Care Services–1.73%
Guardant Health, Inc.(b)	13,787	1,723,513
LHC Group, Inc.(b)	15,981	2,507,579
		4,231,092
Health Care Supplies–1.79%
Cooper Cos., Inc. (The)	6,937	2,867,131
DENTSPLY SIRONA, Inc.	25,872	1,501,870
		4,369,001
Health Care Technology–0.92%
Veeva Systems, Inc., Class A(b)	7,768	2,238,505
Homebuilding–1.56%
D.R. Horton, Inc.	45,295	3,803,421
Hotels, Resorts & Cruise Lines–2.40%
Choice Hotels International, Inc.	23,782	3,005,331
Expedia Group, Inc.(b)	17,464	2,862,350
		5,867,681
Human Resource & Employment Services–1.87%
ASGN, Inc.(b)	24,979	2,826,124
Korn Ferry	24,145	1,747,132
		4,573,256

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Mid Cap Fund®

Shares		Value
Hypermarkets & Super Centers–0.97%
BJ’s Wholesale Club Holdings, Inc.(b)	43,254	$2,375,510
Industrial Machinery–3.94%
Evoqua Water Technologies Corp.(b)	83,993	3,154,777
ITT, Inc.	31,075	2,667,478
Stanley Black & Decker, Inc.	21,703	3,804,753
		9,627,008
Industrial REITs–1.37%
Duke Realty Corp.	69,741	3,338,502
Insurance Brokers–1.45%
Arthur J. Gallagher & Co.	23,894	3,551,843
Interactive Home Entertainment–2.23%
Electronic Arts, Inc.	20,918	2,975,586
Zynga, Inc., Class A(b)	327,406	2,465,367
		5,440,953
Interactive Media & Services–0.48%
Pinterest, Inc., Class A(b)	23,160	1,180,002
Internet & Direct Marketing Retail–1.08%
eBay, Inc.	37,750	2,630,043
Investment Banking & Brokerage–1.58%
Raymond James Financial, Inc.	41,874	3,864,133
IT Consulting & Other Services–0.89%
Amdocs Ltd.	28,813	2,181,432
Leisure Products–0.60%
Peloton Interactive, Inc., Class A(b)	16,998	1,479,676
Life Sciences Tools & Services–1.40%
Avantor, Inc.(b)	83,432	3,412,369
Managed Health Care–1.00%
Centene Corp.(b)	19,845	1,236,542
Humana, Inc.	3,085	1,200,528
		2,437,070
Metal & Glass Containers–1.20%
Silgan Holdings, Inc.	76,502	2,934,617
Movies & Entertainment–0.64%
Endeavor Group Holdings, Inc., Class A(b)(c)	54,409	1,559,906
Multi-Utilities–1.23%
CMS Energy Corp.	50,213	2,999,222
Office REITs–2.16%
Alexandria Real Estate Equities, Inc.	27,650	5,283,085
Oil & Gas Equipment & Services–2.20%
Baker Hughes Co., Class A	117,643	2,909,312
Schlumberger N.V.	83,138	2,464,210
		5,373,522
Oil & Gas Exploration & Production–0.96%
Chesapeake Energy Corp.(c)	38,055	2,343,807
Oil & Gas Storage & Transportation–0.59%
Magellan Midstream Partners L.P.	31,673	1,443,655
Shares		Value
Pharmaceuticals–1.70%
Catalent, Inc.(b)	31,293	$4,164,160
Property & Casualty Insurance–0.87%
Progressive Corp. (The)	23,534	2,127,238
Regional Banks–3.24%
First Citizens BancShares, Inc., Class A(c)	3,816	3,217,537
Texas Capital Bancshares, Inc.(b)	18,037	1,082,581
Webster Financial Corp.	66,296	3,610,480
		7,910,598
Research & Consulting Services–3.07%
CACI International, Inc., Class A(b)	19,198	5,031,796
TransUnion	22,105	2,482,612
		7,514,408
Residential REITs–1.29%
American Homes 4 Rent, Class A	82,767	3,155,078
Semiconductor Equipment–2.99%
KLA Corp.	13,871	4,639,988
MKS Instruments, Inc.	17,749	2,678,502
		7,318,490
Semiconductors–1.53%
Microchip Technology, Inc.	24,392	3,743,928
Soft Drinks–0.69%
Coca-Cola Europacific Partners PLC (United Kingdom)	30,436	1,682,806
Specialized REITs–1.25%
Lamar Advertising Co., Class A	27,035	3,067,121
Specialty Chemicals–1.13%
PPG Industries, Inc.	19,263	2,754,802
Specialty Stores–1.22%
Tractor Supply Co.	14,684	2,975,125
Thrifts & Mortgage Finance–0.74%
Rocket Cos., Inc., Class A	112,818	1,809,601
Total Common Stocks & Other Equity Interests (Cost $190,294,793)		243,039,349
Money Market Funds–0.58%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	476,366	476,366
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(e)	401,678	401,839
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	544,418	544,418
Total Money Market Funds (Cost $1,422,567)		1,422,623
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.03% (Cost $191,717,360)		244,461,972
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.51%
Invesco Private Government Fund, 0.02%(d)(e)(f)	1,841,875	1,841,875
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Mid Cap Fund®

Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 0.11%(d)(e)(f)	4,295,989	$4,297,707
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,139,582)		6,139,582
TOTAL INVESTMENTS IN SECURITIES–102.54% (Cost $197,856,942)		250,601,554
OTHER ASSETS LESS LIABILITIES—(2.54)%		(6,201,059)
NET ASSETS–100.00%		$244,400,495
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value September 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$664,176	$16,725,538	$(16,913,348)	$-	$-	$476,366	$157
Invesco Liquid Assets Portfolio, Institutional Class	585,249	11,946,813	(12,130,281)	(117)	175	401,839	80
Invesco Treasury Portfolio, Institutional Class	759,058	19,114,901	(19,329,541)	-	-	544,418	64
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	743,763	18,575,797	(17,477,685)	-	-	1,841,875	136*
Invesco Private Prime Fund	1,115,645	35,690,126	(32,508,174)	-	110	4,297,707	1,942*
Total	$3,867,891	$102,053,175	$(98,359,029)	$(117)	$285	$7,562,205	$2,379

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Mid Cap Fund®

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$243,039,349	$—	$—	$243,039,349
Money Market Funds	1,422,623	6,139,582	—	7,562,205
Total Investments	$244,461,972	$6,139,582	$—	$250,601,554
Invesco V.I. Main Street Mid Cap Fund®